Employee benefit plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net (gain) arising during period	$ (102)
Recognition of prior years’ net (loss)	(98)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) (before tax effects)	(200)
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net (gain) arising during period	(167)
Recognition of prior years’ net (loss)	(14)
Recognition of prior years’ service credit	(1)
Total recognized in other comprehensive (income) (before tax effects)	(182)
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net (gain) arising during period	(27)
Recognition of prior years’ net (loss)	(6)
Recognition of prior years’ service credit	6
Total recognized in other comprehensive (income) (before tax effects)	(27)
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net (gain) arising during period	0
Recognition of prior years’ net (loss)	0
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) (before tax effects)	$ 0